Filed pursuant to Rule 497(e)
Registration Nos. 333-133691; 811-21897
Deepwater Beachfront Small Cap ETF (DBSC) (the “Fund”),
a series of Manager Directed Portfolios

Supplement dated December 18, 2025
to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”),
each dated December 8, 2025

Effective December 18, 2025, the Fund’s website is changed to etfs.deepwatermgmt.com/dbsc/. All references in the Fund’s Summary Prospectus, Prospectus, and SAI to www.deepwatermgmt.com are revised to reflect the new website.

Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for future reference.